INCOME TAXES (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Deferred provision (credit)					$ 1,623,000	$ 434,000
Change in valuation allowance					(1,623,000)	(434,000)
Total provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0